Other Information - Executive Compensation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Chairman
Disclosure of transactions between related parties [line items]
Total	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100
Board of Directors | Chairman
Disclosure of transactions between related parties [line items]
Total	240,000
Board of Directors | Vice chairman
Disclosure of transactions between related parties [line items]
Total	200,000
Board of Directors | Executive Member
Disclosure of transactions between related parties [line items]
Total	0
Board of Directors | Proprietary Member
Disclosure of transactions between related parties [line items]
Total	120,000
Board of Directors | Independent Member
Disclosure of transactions between related parties [line items]
Total	120,000
Board of Directors | Other external
Disclosure of transactions between related parties [line items]
Total	120,000
Executive Commission | Chairman
Disclosure of transactions between related parties [line items]
Total	80,000
Executive Commission | Vice chairman
Disclosure of transactions between related parties [line items]
Total	80,000
Executive Commission | Executive Member
Disclosure of transactions between related parties [line items]
Total	0
Executive Commission | Proprietary Member
Disclosure of transactions between related parties [line items]
Total	80,000
Executive Commission | Independent Member
Disclosure of transactions between related parties [line items]
Total	80,000
Executive Commission | Other external
Disclosure of transactions between related parties [line items]
Total	80,000
Advisory or control committees | Chairman
Disclosure of transactions between related parties [line items]
Total	22,400
Advisory or control committees | Vice chairman
Disclosure of transactions between related parties [line items]
Total	0
Advisory or control committees | Executive Member
Disclosure of transactions between related parties [line items]
Total	0
Advisory or control committees | Proprietary Member
Disclosure of transactions between related parties [line items]
Total	11,200
Advisory or control committees | Independent Member
Disclosure of transactions between related parties [line items]
Total	11,200
Advisory or control committees | Other external
Disclosure of transactions between related parties [line items]
Total	11,200
Allowances	€ 1,000